Distribution of Net Revenue by Business Segment (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Net Revenue	$ 233,045	$ 223,751	$ 462,342	$ 442,863
Clinical Research
Segment Reporting Information [Line Items]
Net Revenue	216,163	208,114	429,007	411,010
Central Laboratory
Segment Reporting Information [Line Items]
Net Revenue	$ 16,882	$ 15,637	$ 33,335	$ 31,853